Condensed individual financial information of Companhia Paranaense de Energia - Copel (Details 2) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Entity Information [Line Items]
NET INCOME	R$ 2,327,168	R$ 1,149,321	R$ 5,048,602
Companhia Paranaense De Energia Copel [Member]
Entity Information [Line Items]
NET INCOME	2,258,810	1,112,007	4,952,573
Other comprehensive income
Post employment benefits	(25,082)	(11,336)	(3,257)
Post employment benefits - equity	(234,283)	209,991	154,751
Taxes on other comprehensive income	8,528	3,854	1,107
Adjustments related to financial assets - equity	(2,942)	4,757
Total comprehensive income, net of taxes	(253,779)	207,266	152,601
TOTAL COMPREHENSIVE INCOME	R$ 2,005,031	R$ 1,319,273	R$ 5,105,174